Organization and Principal Activities (Details) - USD ($)									9 Months Ended			12 Months Ended
	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Nov. 18, 2024	Aug. 16, 2024	Jun. 03, 2024	Apr. 17, 2024	Jun. 12, 2023	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024	Nov. 12, 2025	Nov. 04, 2025	Oct. 15, 2025	Jun. 03, 2025	Apr. 01, 2025	Aug. 28, 2024	Aug. 12, 2024	Dec. 06, 2023
Organization and Principal Activities [Line Items]
Receipt of loan								$ 140,000
Net tangible assets																				$ 5,000,000
Dividends preference shares rate									15.00%			15.00%
Issuance of ordinary shares (in Shares)						102,890,000	53,600,000		300,051
Equity investment amount							$ 30,000,000
Deemed price per share (in Dollars per share)						$ 6
Aggregate amount						$ 617,340,000
Investors amount						6,000,000
Gross proceeds									$ 1,988,637		$ 2,920,238
Common stock selling value				$ 100,000,000
Common stock potential value				300,000,000
Cash consideration			$ 750,000
Ordinary shares issued (in Shares)			125,000						143,513	[1]		677 [1]
Ordinary shares reverse stock (in Shares)												35,105
Deemed value per share (in Dollars per share)			$ 1.7
Valid period		10 years
Awarded shares (in Shares)		1,054,260
Outstanding amount		20.00%
First tranche received																$ 3,200,000
Series A Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)									1,292,306			6,174,690
Series B Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)												180,722
Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Original principal amount						1,100,000
Principal amount	$ 2,000,000
Bears an interest rate	14.75%
Senior Convertible Notes [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Original principal amount						2,700,000
Additional Notes [Member]
Organization and Principal Activities [Line Items]
Convertible notes						$ 9,500,000
Second Additional Note [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)					$ 0.658
Conversion Rate [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)																			$ 0.83
Second Additional Mandatory Note [Member]
Organization and Principal Activities [Line Items]
Original principal amount					$ 1,500,000
Interest rate					14.75%
Gross proceeds					$ 1,395,000
Maturity, term					4 years 6 months
White Lion Capital, LLC [Member]
Organization and Principal Activities [Line Items]
Original principal amount				100,000,000
Line of credit				500,000,000
Genetics & IVF Institute, Inc [Member]
Organization and Principal Activities [Line Items]
Issuance of ordinary shares (in Shares)			2,500,000
Ordinary shares reverse stock (in Shares)			125,000
2025 Securities Purchase Agreement [Member]
Organization and Principal Activities [Line Items]
Original principal amount																	$ 25,600,000
Convertible Promissory Notes [Member]
Organization and Principal Activities [Line Items]
Original principal amount													$ 250,000	$ 157,000	$ 257,000
NewGenIvf [Member]
Organization and Principal Activities [Line Items]
Aggregate loans principal amount								560,000
NewGenIvf Limited [Member]
Organization and Principal Activities [Line Items]
Aggregate loans principal amount								$ 560,000
Securities Purchase Agreement [Member] | Second Additional Note [Member]
Organization and Principal Activities [Line Items]
Interest rate																			14.75%
JAK Opportunities VI LLC (“JAK”) [Member] | Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Original principal amount																		$ 500,000
EWIHL [Member]
Organization and Principal Activities [Line Items]
Consideration amount							$ 268,000,000
MicroSort Acquisition [Member]
Organization and Principal Activities [Line Items]
Consideration amount			$ 5,000,000
NewGen [Member]
Organization and Principal Activities [Line Items]
Business combination cash			$ 750,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn				500,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn				$ 250,000,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)						1,325,301
Class A Ordinary Shares [Member] | Series A Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																			1,325,301
Class A Ordinary Shares [Member] | 2025 Securities Purchase Agreement [Member]
Organization and Principal Activities [Line Items]
Original principal amount																	$ 3,200,000
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)						180,722
Class B Ordinary Shares [Member] | Series B Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)						180,722
Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity investment percentage									50.00%			50.00%
COVIRIX [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%
NewGen [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						85.80%

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued and in January 2026 of 1 share for every 3 shares issued respectively.